Condensed Interim Statements of Operations and Comprehensive Loss (Unaudited) - CAD	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
OPERATING EXPENSES
Amortization expense (Note 3)	CAD 4,439	CAD 3,836	CAD 20,338	CAD 6,737
Business development	2,703	5,102	25,145	14,575
Interest	1,631	0	0	0
Management and contract fees	0	29,000	0	120,000
Occupancy costs	7,844	10,710	41,470	14,836
Office and general	668	5,557	18,915	7,218
Professional fees (Note 7b)	12,989	195,558	582,564	49,987
Research and development	804	6,207	46,228	3,006
Stock based compensation (Note 7c)	75,050	0	324,916	0
Telephone and internet services	3,357	2,965	14,802	9,195
Travel	3,011	6,483	12,911	7,402
Total Operating Expenses	112,496	265,418	1,087,289	232,956
Net Loss and Comprehensive Loss for the period	CAD 112,496	CAD 265,418	CAD 1,087,289	CAD 232,956
Net loss per common share -
Basic and diluted	CAD 0.01	CAD 0.03	CAD 0.12	CAD 0.03
Weighted average common shares outstanding - basic and diluted	9,257,234	8,747,893	9,238,710	8,668,418